Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 6.25	$ 6.25
Common stock, Authorized shares	9,000,000	9,000,000
Common stock, shares issued	2,980,602	2,980,602
Common stock, shares outstanding	2,736,060	2,734,799
Treasury stock, at cost	244,542	245,803